Consolidated Statement of Comprehensive Income (Loss) Statement (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 13,117	$ (39,904)	$ 58,033	$ 3,288	$ 70,366	$ 107,199	$ 84,971
Other comprehensive income (loss), net of tax:
Pension plan adjustments	(153)	(543)	(308)	(1,130)	19,745	(16,208)	(4,058)
Foreign currency translation adjustments	(2,336)	(22,726)	(966)	(23,956)	(17,142)	(4,368)	366
Fair value of cash flow hedges	(2,677)	2,466	1,659	8,943	9,112	34,976	54,873
Share of equity investee's comprehensive income (loss)					2,805	(10,800)
Other comprehensive income (loss), net of tax	(5,166)	(20,803)	385	(16,143)	14,520	3,600	51,181
Comprehensive income (loss)	7,951	(60,707)	58,418	(12,855)	84,886	110,799	136,152
Less: Net income attributable to noncontrolling interests	201	200	355	578	1,010	3,648	1,125
Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	$ 7,750	$ (60,907)	$ 58,063	$ (13,433)	$ 83,876	$ 107,151	$ 135,027